Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
Relating to utility property, net		$ 569,204	$ 541,369
Regulatory assets recoverable through future rates		180,608	178,187
Other		11,612	11,768
Total deferred tax liabilities		761,424	731,324
Investment tax credit		927	1,507
Regulatory liabilities including ARO		272,001	260,555
Employee benefit plans		27,358	38,159
Net operating loss		0	23,161
Other		11,408	10,548
Total deferred tax assets		311,694	333,930
Deferred income taxes – net	$ 445,539	449,730	397,394
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Relating to utility property, net		569,204	541,369
Regulatory assets recoverable through future rates		180,608	178,187
Other		11,090	11,349
Total deferred tax liabilities		760,902	730,905
Investment tax credit		927	1,507
Regulatory liabilities including ARO		272,001	260,555
Employee benefit plans		27,358	38,159
Other		11,396	10,953
Total deferred tax assets		311,682	311,174
Deferred income taxes – net	$ 444,870	$ 449,220	$ 419,731